3. INVESTMENT SECURITIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Securities Details 4
Gross gains on sales of securities available for sale	$ 193	$ 590	$ 208
Gross losses on sales of securities available for sale	(299)	(48)	(121)
Total securities gains	$ 106	$ 542	$ 87